Shareholders' Equity (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 22,649	$ 15,133	$ 10,036
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	2,185	1,355	1,056
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	1,676	1,105	771
Research and development, net [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	5,312	2,685	1,712
Sales and marketing [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	7,361	5,004	2,893
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share based compensation expense [Line Items]
Total share-based compensation expense	$ 6,115	$ 4,984	$ 3,604